UNITED STATES

























SECRITIES AND EXCHANGE COMMISSION

























WASHINGTON D.C. 20549

























FORM 13F

























FORM 13F COVER PAGE

























Report for the Calendar Year or Quarter Ended: June 30, 2001























Check here if Amendment [ ]; Amendment Number:
























This Amendment (Check only one.):
[ ] is a restatement.











[ ] adds new holdings entries.























Institutional Investment Manager Filing this Report:
























Name:
Foster Dykema Cabot & Co., Inc.










Address:
21 Milk Street - 3rd Floor











Boston, MA 02109-5408




































13F File Number:
0001037558





































The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.






































Person Signing this Report on Behalf of Reporting Manager:
























Name:
Philip T. Chaplin











Title:
Vice President











Phone:
617-423-3900
























Signature,
Place,
and Date of Signing:









Philip T. Chaplin
Boston, MA
November 15, 2001






















Report Type (Check only one.):

























[X] 13F HOLDINGS REPORT.

























[ ] 13F NOTICE.

























[ ] 13F COMBINATION REPORT.






































Report of Other Managers Reporting for this Manager:
0

FORM 13F SUMMARY PAGE

























Report Summary:

























Number of Other Included Managers:
0











Form 13F Information Table Entry Total:
147











dForm 13F Information Table Value Total:
161768











List of Other Included Managers:
None












FORM 13(f) INFORMATION TABLE



















Voting Authority











--------------------------






Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
Title of class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Managers
Sole
Shared
None
----------------
---------------
------
--------
-------
----
-----
-------
--------
----
------
----
AOL Time Warner
COM
00184A105
233
4394
SH

Sole

4394


AT&T Corp
COM
001957109
70
3161
SH

Sole

3161


AVX Corp
COM
002444107
479
22800
SH

Sole

22800


Abbott Laboratories
COM
002824100
2255
46971
SH

Sole

46971


Agilent Technologies Inc
COM
00846U101
6
190
SH

Sole

190


Albertsons Inc
COM
013104104
75
2500
SH

Sole

2500


Alcatel
Sponsored ADR
013904305
24
1154
SH

Sole

1154


Allmerica Financial Corp
COM
019754100
529
9200
SH

Sole

9200


American Elec Pwr Inc
COM
025537101
28
600
SH

Sole

600


American Express
COM
025816109
2840
73197
SH

Sole

73197


American Home Products
COM
026609107
1164
19811
SH

Sole

19811


American International Group
COM
026874107
6335
74523
SH

Sole

74523


American Power Conversion
COM
029066107
528
33500
SH

Sole

33500


Anadarko Pete Corp
COM
032511107
205
3800
SH

Sole

3800


Anheuser-Busch Cos
COM
035229103
231
5600
SH

Sole

5600


Apache Corporation
COM
037411105
487
9600
SH

Sole

9600


Automatic Data Processing Inc
COM
053015103
588
11832
SH

Sole

11832


Avaya Inc
COM
053499109
11
797
SH

Sole

797


BP PLC
Sponsored ADR
055622104
1761
35331
SH

Sole

35331


Bank of America Corporation
COM
060505104
477
7941
SH

Sole

7941


Bank One Corp
COM
06423A103
524
14631
SH

Sole

14631


Bar Hbr Bankshares
COM
066849100
3
200
SH

Sole

200


Bellsouth Corp
COM
079860102
608
15086
SH

Sole

15086


Berkshire Hathaway Inc DEL
Class A
084670108
8744
126
SH

Sole

126


Berkshire Hathaway Inc DEL
Class B
084670207
7811
3396
SH

Sole

3396


Bristol-Myers Squibb Co
COM
110122108
2068
39539
SH

Sole

39539


Burlington Res Inc
COM
122014103
52
1300
SH

Sole

1300


CIGNA Corp
COM
125509109
29
300
SH

Sole

300


Campbell Soup Co
COM
134429109
21
800
SH

Sole

800


Carnival Corp
COM
143658102
1392
45339
SH

Sole

45339


Catellus Development Corp
COM
149111106
1726
98912
SH

Sole

98912


Cedar Fair L P
Depository Unit
150185106
3747
164634
SH

Sole

164634


Chevron
COM
166751107
410
4527
SH

Sole

4527


ChoicePoint Inc
COM
170388102
284
6753
SH

Sole

6753


Cisco Sys Inc
COM
17275R102
48
2640
SH

Sole

2640


CINTAS Corp
COM
172908105
111
2400
SH

Sole

2400


Citigroup Inc
COM
172967101
846
16014
SH

Sole

16014


Coca-Cola Co
COM
191216100
1825
40555
SH

Sole

40555


Cohen & Steers Total Return Fd
COM
19247R103
1638
113750
SH

Sole

113750


Colgate Palmolive Co
COM
194162103
658
11150
SH

Sole

11150


Cooper Inds Inc
COM
216669101
20
500
SH

Sole

500


Cornerstone Strategic Return
COM
21923Y105
499
57778
SH

Sole

57778


Corning Inc
COM
219350105
202
12100
SH

Sole

12100


Costco Wholesale Corp
COM
22160K105
5282
128576
SH

Sole

128576


Deluxe Corp
COM
248019101
9
300
SH

Sole

300


Devon Energy Corp New
COM
25179M103
509
9700
SH

Sole

9700


Dover Corp
COM
260003108
5435
144344
SH

Sole

144344


Du Pont E I De Nemours & Co
COM
263534109
228
4730
SH

Sole

4730


Eastman Kodak Co
COM
277461109
7
150
SH

Sole

150


EFUNDS Corp
COM
28224R101
3
165
SH

Sole

165


Elan PLC
ADR
284131208
877
14370
SH

Sole

14370


Electronic Data Sys New
COM
285661104
256
4100
SH

Sole

4100


Emerson Electric Co
COM
291011104
1570
25946
SH

Sole

25946


Equifax Inc
COM
294429105
946
43587
SH

Sole

43587


Ericsson L M Tel Co
ADR CL B SEK10
294821400
87
16000
SH

Sole

16000


Exxon Mobil Corporation
COM
30231G102
3155
36123
SH

Sole

36123


Federal Home Ln Mtg Corp
COM
313400301
6526
93228
SH

Sole

93228


Federal Natl Mtg Assn
COM
313586109
596
7015
SH

Sole

7015


Fifth Third Bancorp
COM
316773100
93
1552
SH

Sole

1552


First Data Corp
COM
319963104
402
6250
SH

Sole

6250


First Financial Fund Inc
COM
320228109
142
10800
SH

Sole

10800


Fleet Boston Financial Corp
COM
339030108
1100
27896
SH

Sole

27896


Forrester Resh Inc
COM
346563109
208
9200
SH

Sole

9200


GPU Inc
COM
36225X100
424
12060
SH

Sole

12060


Gannett Co
COM
364730101
665
10084
SH

Sole

10084


General Electric Co
COM
369604103
8043
164976
SH

Sole

164976


General Mls Inc
COM
370334104
21
470
SH

Sole

470


Genzyme Corp
COM
372917104
1220
20000
SH

Sole

20000


Gillette Co
COM
375766102
3363
116012
SH

Sole

116012


GlaxoSmithKline PLC
Sponsored ADR
37733W105
327
5826
SH

Sole

5826


Hewlett Packard Co
COM
428236103
479
16764
SH

Sole

16764


Home Depot Inc
COM
437076102
647
13896
SH

Sole

13896


Illinois Tool Wks Inc
COM
452308109
171
2700
SH

Sole

2700


Intel Corp
COM
458140100
1028
35136
SH

Sole

35136


International Business Machs
COM
459200101
1831
16200
SH

Sole

16200


International Flavors&Fragranc
COM
459506101
82
3246
SH

Sole

3246


Ionics Inc
COM
462218108
16
500
SH

Sole

500


Johnson & Johnson
COM
478160104
5378
107564
SH

Sole

107564


Jones Apparel Group Inc
COM
480074103
1542
35700
SH

Sole

35700


Kellogg Co
COM
487836108
53
1825
SH

Sole

1825


Kimberly Clark Corp
COM
494368103
327
5850
SH

Sole

5850


Leucadia National Corp
COM
527288104
224
6900
SH

Sole

6900


Eli Lilly & Co
COM
532457108
1424
19245
SH

Sole

19245


Loews Corp
COM
540424108
232
3600
SH

Sole

3600


Lucent Technologies
COM
549463107
142
22801
SH

Sole

22801


M & T Bank Corp
COM
55261F104
959
12700
SH

Sole

12700


MBIA Inc
COM
55262C100
422
7575
SH

Sole

7575


Manpower Inc
COM
56418H100
1693
56630
SH

Sole

56630


Marsh & McLennan Cos Inc
COM
571748102
249
2462
SH

Sole

2462


McCormick & Co Inc
COM
579780206
210
5000
SH

Sole

5000


McDonalds Corp
COM
580135101
723
26734
SH

Sole

26734


McGraw Hill Companies
COM
580645109
397
6000
SH

Sole

6000


Medtronic Inc
COM
585055106
589
12796
SH

Sole

12796


Merck & Co
COM
589331107
2032
31800
SH

Sole

31800


Metals USA Inc
COM
591324108
11
5000
SH

Sole

5000


Microsoft Corp
COM
594918104
491
6724
SH

Sole

6724


Minnesota Mng & Mfg Co
COM
604059105
799
7001
SH

Sole

7001


JP Morgan Chase & Co
COM
616880100
248
5550
SH

Sole

5550


Motorola Inc
COM
620076109
5
300
SH

Sole

300


Nextel Partners Inc
Class A
65333F107
186
12000
SH

Sole

12000


Nortel Networks Corp New
COM
656568102
193
21200
SH

Sole

21200


Nucor Corp
COM
670346105
176
3600
SH

Sole

3600


Oracle Corp
COM
68389X105
49
2600
SH

Sole

2600


Pall Corp
COM
696429307
458
19450
SH

Sole

19450


Pepsico Inc
COM
713448108
1073
24278
SH

Sole

24278


Pfizer Inc
COM
717081103
2601
64936
SH

Sole

64936


Philip Morris Cos Inc
COM
718154107
807
15900
SH

Sole

15900


Phillips Petroleum Co
COM
718507106
410
7200
SH

Sole

7200


Pitney Bowes Inc
COM
724479100
993
23567
SH

Sole

23567


Procter & Gamble Co
COM
742718109
1587
24880
SH

Sole

24880


Progressive Corp
COM
743315103
647
4787
SH

Sole

4787


Quaker Oats Co
COM
747402105
18
200
SH

Sole

200


Qwest Communications Intl Inc
COM
749121109
31
981
SH

Sole

981


Royal Dutch Pete Co
NY REG GLD1.25
780257804
585
10048
SH

Sole

10048


SBC Communications Inc
COM
78387G103
620
15481
SH

Sole

15481


SPDR TR
UNIT SER 1
78462F103
556
4535
SH

Sole

4535


Sara Lee Corp
COM
803111103
133
7000
SH

Sole

7000


Schering-Plough Corp.
COM
806605101
411
11352
SH

Sole

11352


Schlumberger Ltd
COM
806857108
564
10706
SH

Sole

10706


Seacoast BKG Group Fla
CLASS A
811707207
6
300
SH

Sole

300


Sector SPDR TR
SBI INT-TECH
81369Y803
3183
113000
SH

Sole

113000


Service Corp International
COM
817565104
565
88900
SH

Sole

88900


Servicemaster Co
COM
81760N109
4862
405183
SH

Sole

405183


Shell Trans & Trading PLC
NEW YORK SH NEW
822703609
15
300
SH

Sole

300


Sigma Aldrich Corp
COM
826552101
326
8450
SH

Sole

8450


Southwest Airlines Co
COM
844741108
1276
69000
SH

Sole

69000


Staples Inc
COM
855030102
39
2450
SH

Sole

2450


State Street Corp
COM
857477103
144
2900
SH

Sole

2900


Stryker Corp
COM
863667101
203
3698
SH

Sole

3698


SunGard Data Systems Inc
COM
867363103
1044
34800
SH

Sole

34800


Sysco Corp
COM
871829107
1360
50082
SH

Sole

50082


Target Corp
COM
87612E106
208
6000
SH

Sole

6000


Telefonos de Mexico S A
SPON ADR ORD L
879403780
211
6000
SH

Sole

6000


Tenet Healthcare Corp
COM
88033G100
800
15500
SH

Sole

15500


Texaco Inc
COM
881694103
610
9166
SH

Sole

9166


Tootsie Roll
COM
890516107
704
18256
SH

Sole

18256


Tyco Int'l Ltd New
COM
902124106
10984
201506
SH

Sole

201506


UST Inc
COM
902911106
35
1200
SH

Sole

1200


US Bancorp
COM
902973304
275
12076
SH

Sole

12076


USA Education Inc
COM
90390U102
51
700
SH

Sole

700


Verizon Communications
COM
92343V104
690
12899
SH

Sole

12899


Vodafone Group PLC New
Sponsored ADR
92857W100
76
3380
SH

Sole

3380


Walmart Stores Inc
COM
931142103
2416
49502
SH

Sole

49502


Walgreen Co
COM
931422109
302
8750
SH

Sole

8750


Washington Real Estate Invt TR
SH BEN INT
939653101
28
1200
SH

Sole

1200


Wells Fargo & Co
COM
949746101
3764
81063
SH

Sole

81063


XEROX Corp
COM
984121103
3
300
SH

Sole

300













